Investments carried under the equity method (Tables)	3 Months Ended
Mar. 31, 2022
Investments carried under the equity method [Abstract]
Breakdown of investments held in associates
The table below shows the breakdown of the investments held in associates as of March 31, 2022 and December 31, 2021:

	Balance as of March 31, 2022	Balance as of December 31, 2021
	($ in thousands)
2007 Vento II, LLC	193,441	195,952
Windlectric Inc	34,910	41,911
Myah Bahr Honaine, S.P.A.	39,600	38,922
Pemcorp SAPI de CV	14,692	15,358
Pectonex, R.F. Proprietary Limited	1,472	1,495
Evacuación Valdecaballeros, S.L.	881	923
ABY Infraestructuras S.L.U.	33	21
Total	285,029	294,581